Financial instruments and risk management - Summary of capital and liquidity risk management (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedging instruments [Line Items]
– attributable to Rio Tinto	$ 40,532	$ 43,573	$ 43,686	$ 44,711
Equity attributable to non-controlling interests (see Group balance sheet)	4,710		6,137
Net debt	3,651		(255)	$ 3,845
Capital And Liquidity Risk Management [Member]
Disclosure of detailed information about hedging instruments [Line Items]
– attributable to Rio Tinto	40,532		43,686
Equity attributable to non-controlling interests (see Group balance sheet)	4,710		6,137
Net debt	3,651		(255)
Total capital	$ 48,893		$ 49,568